Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	25 Months Ended		60 Months Ended	69 Months Ended		108 Months Ended		109 Months Ended		116 Months Ended		120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2022	Sep. 15, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 23, 2015	Aug. 21, 2015	Jan. 20, 2015	Oct. 02, 2014	Sep. 30, 2014
C000214736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Chesapeake Strategy Fund (Class A/ECHAX)
Account Value	$ 10,838	$ 10,838		$ 10,838	$ 10,838		$ 10,838		$ 10,838		$ 10,838		$ 10,838	$ 10,838		$ 11,992	$ 12,309		$ 9,745	$ 7,519	$ 8,665		$ 9,573	$ 8,969	$ 9,084	$ 9,069		$ 9,427
Average Annual Return, Percent	(14.82%)			3.32%					0.89%	[1]
C000214736 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Chesapeake Strategy Fund (Class A/ECHAX) — excluding sales load
Average Annual Return, Percent	(9.62%)			4.56%					1.54%	[1]
C000214737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Chesapeake Strategy Fund (Class C/ECHCX)
Account Value	$ 10,752	10,752		$ 10,752	10,752		10,752		$ 10,752		10,752		10,752	10,752		11,977	12,382		9,887	7,684	8,922		9,927	9,377	9,563	9,611		10,000
Average Annual Return, Percent	(11.12%)			3.78%					0.80%	[2]
C000214737 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Chesapeake Strategy Fund (Class C/ECHCX)— excluding sales load
Average Annual Return, Percent	(10.22%)			3.78%					0.80%	[2]
C000214735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Chesapeake Strategy Fund (Class I/EQCHX)
Account Value	$ 13,835	13,835		$ 13,835	13,835		13,835		$ 13,835		13,835		$ 13,835	13,835		15,258	15,626		12,344	9,503	10,932		12,035	11,254	11,359	11,311					$ 10,000
Average Annual Return, Percent	(9.32%)			4.82%									3.30%
C000222491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)
Account Value	$ 44,268	44,268		$ 44,268	44,268		44,268		44,268		44,268		$ 44,268	$ 44,268		30,326	22,876		54,035	40,557	23,782		24,227	16,201	12,154	10,181				$ 9,479
Average Annual Return, Percent	37.60%			11.90%										16.05%	[3]
C000222491 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)- excluding sales load
Average Annual Return, Percent	45.97%			13.23%										16.67%	[3]
C000222489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)
Account Value	$ 39,224	39,224		$ 39,224	39,224		$ 39,224		39,224		39,224		39,224	$ 39,224		27,067	20,575		48,979	37,031	21,875		22,456	15,122	11,435	9,640	$ 10,000
Average Annual Return, Percent	43.92%			12.39%			16.36%	[4]
C000222489 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)- excluding sales load
Average Annual Return, Percent	44.92%			12.39%			16.36%	[4]
C000222490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)
Account Value	$ 47,682	47,682		$ 47,682	47,682		$ 47,682		47,682		47,682		47,682	$ 47,682		32,560	24,517		57,764	43,254	25,306		25,721	17,166	12,847	10,756				10,000
Average Annual Return, Percent	46.44%			13.51%										16.92%	[5]
C000224240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Merger Fund (Class I/GAKIX)
Account Value	$ 12,895	12,895		$ 12,895	12,895		12,895		12,895		12,895		$ 12,895	$ 12,895		12,387	11,552		11,368	11,064	11,256		10,740	10,810	10,303	10,313					10,000
Average Annual Return, Percent	4.10%			2.76%									2.58%
C000224241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Merger Fund (Investor Class/GAKAX)
Account Value	$ 12,581	12,581		$ 12,581	12,581		12,581		12,581		12,581		$ 12,581	12,581		12,124	11,332		11,179	10,904	11,120		10,639	10,740	10,256	10,298					10,000
Average Annual Return, Percent	3.77%			2.50%									2.32%
C000224899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Market Neutral Fund (Class I/COGIX)
Account Value	$ 14,969	14,969		$ 14,969	14,969		14,969		14,969		14,969		$ 14,969	14,969		13,484	12,859		11,127	11,445	11,193		11,883	10,349	10,815	10,477					10,000
Average Annual Return, Percent	11.02%			5.99%									4.12%
C000224898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Market Neutral Fund (Investor Class/COGMX)
Account Value	$ 14,611	14,611		$ 14,611	14,611		14,611		14,611		14,611		$ 14,611	14,611		13,207	12,634		10,958	11,289	11,068		11,774	10,274	10,776	10,458					10,000
Average Annual Return, Percent	10.63%			5.71%									3.86%
C000234279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Income Opportunities Fund (Class A/OIOAX)
Account Value	$ 12,623	12,623		$ 12,623	12,623		12,623		12,623		12,623		$ 12,623	12,623		9,934	8,873		11,101	8,548	11,452		10,729	10,634	10,115	9,087					9,501
Average Annual Return, Percent	19.73%			0.92%									2.36%
C000234279 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Income Opportunities Fund (Class A/OIOAX)- excluding sales load
Average Annual Return, Percent	27.06%			1.96%									2.88%
C000234280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Income Opportunities Fund (Class D/OIODX)
Account Value	$ 12,386	12,386		$ 12,386	12,386		12,386		12,386		12,386		$ 12,386	12,386		9,820	8,841		11,140	8,642	11,662		10,998	10,983	10,516	9,507					10,000
Average Annual Return, Percent	26.13%			1.21%									2.16%
C000234278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Income Opportunities Fund (Class I/OIOIX)
Account Value	$ 13,670	13,670		$ 13,670	13,670		13,670		13,670		13,670		$ 13,670	13,670		10,734	9,566		11,932	9,163	12,242		11,432	11,302	10,717	9,598					10,000
Average Annual Return, Percent	27.35%			2.23%									3.18%
C000237932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Adaptive Plus Fund (AXSPX)
Account Value	$ 12,078	$ 12,078		$ 12,078	12,078		12,078		12,078		12,078		$ 12,078	12,078		9,948	10,310	$ 10,000
Average Annual Return, Percent	21.42%	9.69%	[6]
C000241128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Dynamic Opportunity Fund (Class A/ADOAX)
Account Value	$ 15,139	$ 15,139		$ 15,139	15,139		15,139		15,139		$ 15,139		15,139	15,139		12,148	12,234		14,030	12,736	10,667		12,041	10,785	9,730	9,994			$ 9,422
Average Annual Return, Percent	17.46%			5.99%							4.37%	[7]
C000241128 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Dynamic Opportunity Fund (Class A/ADOAX)- excluding sales load
Average Annual Return, Percent	24.62%			7.25%							5.01%	[7]
C000241127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Dynamic Opportunity Fund (Class I/ADOIX)
Account Value	$ 16,401	16,401		$ 16,401	16,401		16,401		16,401		$ 16,401		16,401	16,401		13,128	13,189		15,079	13,684	11,434		12,880	11,507	10,353	10,613			10,000
Average Annual Return, Percent	24.93%			7.48%							5.24%	[8]
C000241129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Tactical Income Fund (Class A/TINAX)
Account Value	$ 10,369	10,369		$ 10,369	$ 10,369		10,369		10,369		$ 10,369		10,369	10,369		9,645	9,718		10,678	10,233	9,873	$ 9,425
Average Annual Return, Percent	1.33%			(0.20%)	0.63%	[9]
C000241129 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Tactical Income Fund (Class A/TINAX)- excluding sales load
Average Annual Return, Percent	7.51%			0.99%	1.67%	[9]
C000241130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	AXS Tactical Income Fund (Class I/TINIX)
Account Value	$ 11,155	11,155		$ 11,155	$ 11,155		11,155		11,155		11,155		11,155	11,155		10,360	10,401		11,400	10,909	10,489	10,000
Average Annual Return, Percent	7.68%			1.24%	1.92%	[10]
SG Trend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SG Trend Index
Account Value	$ 13,623	13,623		$ 13,623	$ 13,623		13,623		$ 13,623		13,623		$ 13,623	13,623		14,030	14,796		11,055	9,222	9,793		9,080	8,707	9,603	9,921		10,000			10,000
Average Annual Return, Percent	(2.74%)			6.86%					3.47%	[1],[2]			4.55%
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 11,034	11,034		$ 11,034	$ 11,034		11,034		$ 11,034		11,034		$ 11,034	11,034		9,890	9,826		11,506	11,610	10,852	$ 10,000	10,402	10,530	10,522	10,003		$ 10,000			10,000
Average Annual Return, Percent	11.57%			0.33%	1.73%	[9],[10]			1.70%	[1],[2]			1.84%
NASDAQ OTC Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ OTC Composite Index
Account Value	$ 45,244	45,244		$ 45,244	$ 45,244		$ 45,244		$ 45,244		45,244		$ 45,244	$ 45,244		32,633	25,877		35,090	26,938	19,111		19,011	15,188	12,280	10,548	$ 10,000			$ 10,000
Average Annual Return, Percent	38.64%			18.81%			17.16%	[4]						16.30%	[3],[5]
ICE BofAML 3 Month U S Treasury Bill [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-Month U.S. Treasury Bill
Average Annual Return, Percent	5.49%			2.33%									1.66%
ICE BofA Merrill Lynch 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	$ 11,784	11,784		$ 11,784	11,784		$ 11,784		11,784		11,784		$ 11,784	$ 11,784		11,171	10,690		10,624	10,616	10,501		10,256	10,096	10,030	10,002					10,000
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 35,098	35,098		$ 35,098	35,098		35,098		35,098		$ 35,098		$ 35,098	35,098		25,741	21,165		25,040	19,260	16,727		16,044	13,607	11,472	9,939			10,000		10,000
Average Annual Return, Percent	36.35%			15.98%							13.47%	[7],[8]	13.38%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	12,004		$ 12,004	12,004		12,004		12,004		$ 12,004		$ 12,004	12,004		10,760	10,691		12,518	12,632	11,807		10,705	10,836	10,829	10,294					$ 10,000
Average Annual Return, Percent	11.57%			0.33%									1.84%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,248	$ 15,248		$ 15,248	15,248		15,248		15,248		15,248		$ 15,248	15,248		11,183	9,195	$ 10,000
Average Annual Return, Percent	36.35%	22.96%	[6]
Wilshire Liquid Alternative Global Macro Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Account Value	$ 11,382	$ 11,382		$ 11,382	$ 11,382		$ 11,382		$ 11,382		$ 11,382		$ 11,382	$ 11,382		$ 11,288	$ 11,732		$ 10,498	$ 9,664	$ 9,675		$ 9,492	$ 9,497	$ 9,641	$ 9,762			$ 10,000
Average Annual Return, Percent	0.84%			3.30%							1.34%	[7],[8]
S And P 500 Price Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 (Price) Index
Average Annual Return, Percent	34.38%			14.12%							11.41%	[7],[8]

[1]	Class A shares commenced operations on August 21, 2015.
[2]	Class C shares commenced operations on August 21, 2015.
[3]	Class A shares commenced operations on October 2, 2014.
[4]	Class C shares commenced operation on September 23, 2015.
[5]	Class I shares commenced operations on October 2, 2014.
[6]	Class I shares commenced operations on September 15, 2022.
[7]	Class A shares commenced operations on January 20, 2015.
[8]	Class I shares commenced operations on January 20, 2015.
[9]	Class A shares commenced operations on December 31, 2018
[10]	Class I shares commenced operations on December 31, 2018